Income Taxes	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Income Taxes

16 - INCOME TAXES

The Company recognizes in its consolidated financial statements the impact of a tax position if that position is more likely than not of not being sustained on an audit, based on the technical merits of the position.

The Company and its subsidiaries file income tax returns in Canadian, Brazil and U.S. federal jurisdictions, and various provincial jurisdictions. The Company’s federal income tax returns are generally subject to examination for a period of three years after filing of the respective return in the U.S. and Canada and five years in Brazil.

Income tax expense varies from the amount that would be computed by applying the basic federal and provincial income tax rates to loss before taxes, as follows:

	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2014
	$	$	$
Tax Rate, comprised of a federal rate of 11.00% and a provincial rate of 4.50%	15.50%	15.50%	15.50%

Expected Canadian Income Tax (Recovery)	(48,287)	(34,913)	(54,458)
Change in valuation allowance	25,102	(208,774)	6,700
Expired Ontario transitional tax credit	-	193,415	-
Permanent differences	21,958	16,049	11,778
Difference between Canadian and foreign tax rates	(6,326)	1,098	(2,555)
Adjustments to deferred tax assets	-	45,487	7,723
Other	7,701	(859)	23,116
	148	11,502	(12,750)

The change in valuation allowance for originating temporary differences and losses available for carry forward, is calculated using an expected deferred tax rate of 15.50%, based on the application of the Small Business Deduction. The rate at which such amounts may be realized as disclosed as part of a deferred tax asset and related valuation allowance takes into account the enacted tax rate decreases over the expected period of realization.

Refundable investment tax credits for research and development in Canada of $305,708, $300,404, and $292,712, and for the years ended March 31, 2016, March 31, 2015 and March 31, 2014, respectively is netted against research and development expense. The investment tax credits are subject to review and approval by taxation authorities and it is possible that the amounts granted will be different from the amounts recorded by the Company.

Deferred income taxes reflect the impact of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. The tax effects of temporary differences that gave rise to significant portions of the deferred tax asset and deferred tax liability are as follows:

	March 31, 2016	March 31, 2015
	$	$
Temporary differences
Losses available for carry forward	155,096	196,556
Property and equipment - differences in net book value and unamortized capital cost	124,501	126,170
Intangible assets - differences in net book value and tax basis	215,205	219,481
Unused scientific research and experimental development amounts deductible and investment tax credits available for carry forward	807,603	803,397
Other	73,254	35,373
Gross deferred tax asset	1,375,659	1,380,976
Valuation allowance	(1,375,659)	(1,380,976)
Net deferred tax asset	-	-

The Company has federal and provincial non-capital losses available to reduce taxable income in Canada, which expire in the following years:

Federal & Provincial
$

2015	-
2026	685,338
2027 and thereafter	315,279
1,089,999

The Company has capital losses of $361,818, which are available indefinitely to reduce capital gains in future years as of March 31, 2016.

As at March 31, 2016, the Company had accumulated unclaimed federal and provincial scientific research and experimental development deductions of approximately $3,849,270 ($3,473,557 in 2015). This amount can be carried forward indefinitely to reduce income taxes payable in future years.

The Company has federal scientific research and experimental development credits available to reduce income taxes in Canada, which expire in the following years:

2019	5,125
2020	-
2021	13,937
2022	273,087
2023	1,753
2024	2,196
2025 to 2033	9,611
305,708